Deposits - Schedule for our Deposits Payable on a Fixed Date (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of deposits payable to customers on a fixed date [line items]
Total	$ 277,345	$ 246,964
Within 1 year [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Total	162,666	145,039
1-2 years [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Total	34,154	25,620
2 to 3 years [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Total	26,107	23,323
3 to 4 years [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Total	16,708	19,345
4 to 5 years [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Total	22,196	15,850
Over 5 years [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Total	$ 15,514	$ 17,787